COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Contractual commitments under non-cancelable operating leases and purchase contracts
The following table summarizes our contractual commitments under non-cancelable operating leases and purchase contracts as of December 31, 2015:

	Operating Leases	Purchase Commitments
	($ in millions)
2016	$73.7	$560.2
2017	60.9	506.4
2018	51.7	449.3
2019	39.5	442.1
2020	27.3	440.3
Thereafter	80.2	2,904.9
Total commitments	$333.3	$5,303.2